Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 610,232	$ 8,094		₨ 585,845	₨ 544,871
Segment Result Total	105,730	1,402		99,910	84,294
Finance expense	(7,328)	(97)		(7,375)	(5,830)
Finance and other income	24,081	319		22,923	23,999
Share of profit/ (loss) of associates accounted for using the equity method	29		[1]	(43)	11
Profit before tax	122,512	1,624		115,415	102,474
Income tax expense	(24,799)	(329)		(25,242)	(22,390)
Profit for the year	97,713	$ 1,295		90,173	80,084
Depreciation, amortization and impairment	20,862			19,474	21,124
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	613,401			589,060	546,359
Other operating income	1,144			4,344
Segment Result	102,009			92,424	80,947
Unallocated	2,577			3,142	3,347
Operating Segments [member] | Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	594,041			568,253	517,716
Other operating income	1,144			4,344	0
Segment Result	103,964			95,017	79,812
Unallocated	2,577			3,142	3,347
Segment Result Total	107,685			102,503	83,159
Operating Segments [member] | Information Technology Services [member] | Banking Financial Services and Insurance (BFSI) [member]
Disclosure of operating segments [line items]
Revenue	184,457			175,262	144,139
Segment Result	34,132			33,831	24,549
Operating Segments [member] | Information Technology Services [member] | Health Business unit [member]
Disclosure of operating segments [line items]
Revenue	78,240			75,081	74,136
Segment Result	12,027			8,638	9,624
Operating Segments [member] | Information Technology Services [member] | Consumer Business Unit (CBU) [member]
Disclosure of operating segments [line items]
Revenue	97,008			89,313	77,914
Segment Result	16,729			16,828	12,619
Operating Segments [member] | Information Technology Services [member] | Energy, Natural Resources and Utilities (ENU) [member]
Disclosure of operating segments [line items]
Revenue	76,443			72,830	67,841
Segment Result	12,176			7,081	8,097
Operating Segments [member] | Information Technology Services [member] | Technology [member]
Disclosure of operating segments [line items]
Revenue	75,895			76,591	73,947
Segment Result	14,312			15,916	14,680
Operating Segments [member] | Information Technology Services [member] | Manufacturing [member]
Disclosure of operating segments [line items]
Revenue	48,158			46,496	46,081
Segment Result	9,252			8,327	7,007
Operating Segments [member] | Information Technology Services [member] | Communications (COMM) [member]
Disclosure of operating segments [line items]
Revenue	33,840			32,680	33,658
Segment Result	5,336			4,396	3,236
Operating Segments [member] | Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	11,010			12,312	17,998
Segment Result	(282)			(1,047)	362
Segment Result Total	(282)			(1,047)	362
Operating Segments [member] | India State Run Enterprise (ISRE) [member]
Disclosure of operating segments [line items]
Revenue	8,400			8,544	10,694
Segment Result	(1,822)			(1,829)	454
Segment Result Total	(1,822)			(1,829)	454
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Revenue	(50)			(49)	(49)
Segment Result	149			283	319
Segment Result Total	₨ 149			₨ 283	₨ 319

[1]	Value is less than 1